Putnam High Yield Fund
The fund's portfolio
8/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (82.6%)(a)
		Principal amount	Value
Advertising and marketing services (1.4%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$3,280,000	$3,429,804
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		3,630,000	3,167,389
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		2,604,000	2,602,229
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		2,265,000	2,410,895
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,420,000	1,411,320

			13,021,637
Automotive (0.2%)
Carvana Co. 144A company guaranty sr. sub. notes 9.00% (12.00%), 12/1/28(PIK)		2,125,000	2,207,330

			2,207,330
Banking (2.5%)
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.375%, 9/19/53 (Spain)		200,000	218,958
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	573,483
Banco Santander SA 8.00%, 8/1/54 (Spain)		200,000	206,579
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)		200,000	232,389
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity (Spain)		200,000	187,696
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	338,183
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		150,000	150,175
Bank of Montreal jr. unsec. sub. bonds 7.70%, 5/26/84 (Canada)		200,000	209,854
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	322,076
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	87,434
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	315,813
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	209,131
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	198,934
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	208,288
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	303,007
Citigroup, Inc. 7.00%, 7/30/54		200,000	209,514
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74		100,000	102,541
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	672,526
Citizens Financial Group, Inc. jr. unsec. sub. FRN (CME Term SOFR 3 Month + 3.42%), 8.733%, perpetual maturity		320,000	319,303
Commerzbank AG jr. unsec. sub. FRB 7.00%, perpetual maturity (Germany)		600,000	599,251
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		310,000	310,281
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		450,000	413,104
Deutsche Bank AG jr. unsec. sub. bonds 7.50%, 11/21/64 (Germany)		600,000	598,339
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50		150,000	147,356
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		1,840,000	2,004,868
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		2,530,000	2,501,601
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	214,742
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	544,245
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	238,116
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	532,524
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	610,707
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	372,295
JPMorgan Chase & Co. jr. unsec. sub. bonds 6.875%, 6/1/29		200,000	212,473
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	385,322
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	605,905
Mitsubishi UFJ Financial Group, Inc. Jr. unsec. sub. FRB 8.20%, perpetual maturity (Japan)		550,000	603,797
NatWest Group PLC jr. unsec. sub. bonds 8.125%, 5/10/74 (United Kingdom)		200,000	212,375
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity		350,000	349,223
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	654,449
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	598,246
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)		205,000	218,913
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	208,437
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,541,046
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	120,000	151,065
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		$550,000	587,398
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	551,119
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	576,245
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	511,095
UBS Group AG 144A jr. unsec. sub. FRN 9.25%, 11/13/73 (Switzerland)		200,000	231,459
Wells Fargo & Co. 6.85%, 9/15/29		1,000,000	1,028,926
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	413,601

			23,794,407
Basic materials (9.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	3,518,051
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		1,015,000	1,058,705
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,194,938
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		485,000	466,933
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	562,866
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,260,000	2,266,522
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,600,000	2,708,267
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		2,660,000	2,468,927
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		1,705,000	1,592,453
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,820,867
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,212,529
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	896,781
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,947,836
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		1,150,000	1,182,093
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		3,325,000	3,616,672
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		1,935,000	1,945,654
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,612,110
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	415,502
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$2,305,000	2,341,539
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,142,080
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	814,552
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		1,920,000	1,919,605
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,135,000	1,181,113
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		$2,250,000	1,967,981
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		2,310,000	2,333,682
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		2,237,000	2,172,418
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 144A sr. notes 6.00%, 9/15/28 (Canada)		1,915,000	1,883,590
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,350,303
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$2,315,000	2,227,752
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		2,170,000	2,206,361
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		2,195,000	2,272,220
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,546,915
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		880,000	916,708
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		1,360,000	1,398,455
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		365,000	327,637
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		1,905,000	1,821,189
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	536,072
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	768,220
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,175,000	1,253,065
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,095,000	1,029,543
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		1,965,000	1,847,487
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		1,910,000	1,816,472
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,876,580
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		1,515,000	1,623,287
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,924,734
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,590,000	2,481,130
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		1,430,000	1,410,452
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		2,125,000	2,283,342
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		1,645,000	1,696,276
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,190,000	2,060,377
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		2,205,000	2,011,607
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		1,081,000	1,126,291
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,275,000	2,365,620
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		1,865,000	1,731,022

			93,153,383
Broadcasting (1.5%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		4,885,000	5,084,924
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		2,390,000	1,371,028
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		1,440,000	1,347,000
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	91,505
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,883,072
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,295,000	2,151,898
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		2,125,000	2,151,658

			14,081,085
Building materials (2.7%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,309,672
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,121,196
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		1,305,000	1,265,242
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,470,000	2,453,118
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	660,000	764,796
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$3,010,000	3,086,105
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,960,000	1,773,698
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,900,000	1,806,157
Owens Corning sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,928,532
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,569,330
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		$2,225,000	2,082,533
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		3,975,000	3,950,614
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		880,000	882,774

			24,993,767
Capital goods (7.4%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	1,020,664
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$1,730,000	1,495,361
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,745,000	1,051,590
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	3,181,706
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		915,000	890,118
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		975,000	899,555
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		1,915,000	2,018,224
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		624,000	626,512
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		400,000	421,663
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		645,000	672,245
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		755,000	793,460
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		1,675,000	1,828,690
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,293,338
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		955,000	1,038,264
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,519,276
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	447,623
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,475,949
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,685,000	1,723,130
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		1,200,000	1,242,895
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,180,000	1,142,798
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		685,000	716,392
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		745,000	736,832
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,521,000	3,221,578
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		1,450,000	1,380,900
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	3,042,731
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,765,829
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		1,475,000	1,492,238
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	731,349
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		2,445,000	2,601,989
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		1,132,000	1,078,099
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		1,535,000	1,446,534
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,814,044
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		2,635,000	2,952,236
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		699,000	759,311
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,400,000	1,360,456
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		124,000	123,355
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,569,666
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		440,000	465,198
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,881,445
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,269,823
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		1,810,000	1,884,608
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	785,000	856,110
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		$2,170,000	2,238,233
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		525,000	539,364
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	849,613
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	837,532
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		1,520,000	1,563,698

			68,962,224
Commercial and consumer services (1.9%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,457,805
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		2,830,000	2,875,672
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	1,104,748
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		3,425,000	3,094,603
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		2,180,000	2,326,463
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		495,000	519,640
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,992,000	2,011,775
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,710,000	2,702,121
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		1,931,000	1,906,965

			17,999,792
Communication services (4.9%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,218,711
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,340,000	931,321
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	801,971
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,306,985
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,553,059
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		7,000,000	6,387,107
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		2,800,000	2,442,314
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		1,895,000	1,881,430
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		3,595,000	3,176,657
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		3,195,000	2,459,943
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		875,000	888,623
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,291,000	2,220,605
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,081,711
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,650,075
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		1,570,000	1,565,683
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		2,309,000	2,485,569
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	690,778
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		3,060,000	2,655,276
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		1,490,000	1,317,118
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	461,252
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,414,501
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		3,130,000	3,257,352
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,210,024

			46,058,065
Consumer (—%)
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60		200,000	187,090

			187,090
Consumer finance (2.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		1,210,000	1,249,123
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	234,632
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	232,218
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	229,412
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	543,300
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		795,000	829,332
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		405,000	427,311
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		270,000	281,161
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		2,260,000	2,343,188
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		4,100,000	3,986,508
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		2,150,000	2,220,849
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		2,140,000	2,162,880
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,230,000	1,254,786
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	2,049,304
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		2,250,000	2,218,536

			20,262,540
Consumer staples (3.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		855,000	873,831
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		2,345,000	2,149,899
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,710,000	1,678,993
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		1,130,000	1,245,394
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	2,085,000	2,299,207
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$2,275,000	2,134,583
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		2,270,000	2,381,489
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,378,775
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		2,060,000	2,012,368
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		950,000	894,093
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		2,039,000	2,122,481
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		1,440,000	1,507,608
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		3,110,000	2,800,549
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		305,000	313,233
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		1,235,000	1,271,063
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,956,858
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,606,702
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		1,388,000	1,279,746
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		1,373,000	1,321,422
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		1,330,000	1,360,230
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		535,000	565,395
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,380,000	1,347,165
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		920,000	896,002

			36,397,086
Energy (10.0%)
BP Capital Markets PLC company guaranty unsec. sub. bonds 6.45%, 3/1/34 (United Kingdom)		250,000	260,704
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	481,543
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		5,160,000	5,240,331
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,154,212
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		300,000	326,326
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,850,000	1,952,701
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,385,000	2,576,818
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,905,000	2,748,427
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		242,000	238,237
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		3,644,000	3,768,362
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	6,211,141
EnLink Midstream Partners LP jr. unsec. sub. FRN (CME Term SOFR 3 Month + 4.37%), 9.716%, perpetual maturity		500,000	499,115
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	981,418
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	1,053,496
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		1,090,000	1,125,566
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,365,000	2,374,607
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		3,455,000	3,563,884
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		1,455,000	1,477,793
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		3,105,000	3,113,657
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,786,902
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	7,156,901
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		1,810,000	1,809,967
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		1,289,000	1,288,337
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		1,415,000	1,438,134
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,064,000	2,976,304
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		2,610,000	2,757,227
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		3,065,000	3,230,948
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	995,010
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		660,000	661,127
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,804,000	1,815,502
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		3,615,000	3,705,993
South Bow Canadian Infrastructure Holdings, Ltd. 144A company guaranty jr. unsec. sub. bonds 7.625%, 3/1/55 (Canada)		200,000	204,325
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	3,981,214
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	301,352
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		575,000	592,970
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,102,200	1,103,804
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		1,270,000	1,318,163
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		740,000	627,985
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		654,500	691,932
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		835,000	858,391
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	410,934
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	681,195
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		1,940,000	2,156,553
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		2,090,000	2,356,609
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,790,000	2,964,146
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		1,070,000	1,121,351
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		1,395,000	1,485,086
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		965,000	957,091
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		2,730,000	2,797,034
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		551,000	558,069

			93,938,894
Entertainment (2.3%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,199,000	2,187,161
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,045,000	2,010,639
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,206,509
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		895,000	957,955
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		1,345,000	1,436,233
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	1,725,000	2,267,296
Royal Caribbean Cruises, Ltd. 144A 6.00%, 2/1/33		$3,760,000	3,854,049
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		1,315,000	1,391,111
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		455,000	470,171
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		1,369,000	1,371,973
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		465,000	457,699
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,500,000	2,594,410
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		1,000,000	1,029,953

			21,235,159
Financial (2.5%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,473,000	2,824,105
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	547,161
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	167,009
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	997,500
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		2,645,000	2,846,636
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		1,240,000	1,321,531
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		2,980,000	3,120,681
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		5,590,000	5,968,968
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,324,440
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		4,365,000	4,517,100

			23,635,131
Gaming and lottery (3.2%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		3,400,000	3,201,325
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		395,000	406,161
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,354,594
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,743,542
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	463,604
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,675,647
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		2,264,000	2,228,154
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		2,215,000	2,199,974
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		560,000	571,591
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,435,000	1,333,046
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		2,615,000	2,511,432
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,217,512
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		3,740,000	3,971,727

			29,878,309
Health care (7.5%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	245,409
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		1,420,000	1,493,081
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,266,107
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,372,883
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	920,469
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		1,895,000	1,844,900
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	2,054,076
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	1,008,103
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		3,050,000	3,305,502
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		2,295,000	2,223,102
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,323,458
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		3,865,000	3,468,275
Concentra Escrow Issuer Corp. 144A sr. unsec. unsub. bonds 6.875%, 7/15/32		770,000	806,453
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		4,540,000	4,647,590
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		2,100,000	2,179,850
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		1,105,000	1,174,649
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	3,440,000	3,578,285
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		$2,117,000	2,016,528
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		5,105,000	4,811,328
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		2,380,000	2,249,988
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		1,385,000	1,361,319
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,757,495
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		2,440,000	2,417,316
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,298,660
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,810,697
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		4,725,000	4,802,688
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	3,477,513
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$1,055,000	1,099,532
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,907,504
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,372,493
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		3,585,000	3,553,629

			69,848,882
Homebuilding (0.8%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,539,200	1,365,846
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		2,810,000	2,995,671
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		840,000	850,833
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,482,675
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	955,692

			7,650,717
Insurance (2.2%)
Acrisure, LLC/Acrisure Finance, Inc. sr. notes 7.50%, 11/6/30		2,605,000	2,675,900
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		2,605,000	2,707,090
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		3,400,000	3,517,303
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		3,195,000	3,118,915
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 7.505%, 2/12/47		550,000	495,638
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		2,065,000	2,158,260
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		1,000,000	1,064,336
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		2,325,000	2,529,000
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	281,675
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		785,000	554,730
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	412,259
Prudential Financial, Inc. jr. unsec. sub. bonds 6.50%, 3/15/54		200,000	207,340
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	97,578
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	466,568

			20,286,592
Investment banking/Brokerage (0.5%)
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	471,561
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		1,485,000	1,604,940
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		940,000	892,983
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,203,243
Morgan Stanley jr. unsec. sub. FRN ( + 0.00%), 5.875%, perpetual maturity		760,000	755,260

			4,927,987
Lodging/Tourism (1.9%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		655,000	689,154
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		1,470,000	1,596,596
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		3,705,000	3,719,587
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		1,435,000	1,553,379
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		3,463,000	3,438,469
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,980,000	2,980,855
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		2,365,000	2,596,361
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		940,000	952,842

			17,527,243
Publishing (1.4%)
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		2,833,000	2,927,922
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		1,313,000	1,288,196
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,265,000	2,257,843
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	3,252,438
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		3,140,000	3,113,508

			12,839,907
Real estate (1.1%)
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		3,615,000	3,208,532
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 7.00%, 7/15/31(R)		1,730,000	1,799,971
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		1,675,000	1,627,107
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		635,000	660,864
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		2,540,000	2,617,833

			9,914,307
Retail (1.5%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		3,775,000	3,901,768
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		1,460,000	1,379,730
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		4,270,000	4,391,964
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	2,058,941
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		2,220,000	2,189,818

			13,922,221
Technology (5.0%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,370,000	1,318,741
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		1,310,000	1,319,579
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		4,542,000	4,480,405
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		964,000	924,756
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		1,100,000	1,060,125
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		1,959,000	1,796,822
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		1,865,000	1,937,082
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,475,000	2,293,499
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		5,227,000	5,035,851
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		5,820,000	5,587,914
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	1,041,329
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		2,375,000	2,539,545
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		2,025,000	1,850,493
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		835,000	740,181
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		3,316,000	3,132,125
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		2,195,000	2,015,827
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,785,000	2,575,150
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		2,765,000	2,862,472
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		4,580,000	4,237,542

			46,749,438
Textiles (1.0%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		3,265,000	3,513,421
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,790,000	2,629,738
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		3,810,000	3,440,654

			9,583,813
Transportation (0.7%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,212,537
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	847,797
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		3,070,000	3,181,493

			6,241,827
Utilities and power (2.5%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62		400,000	372,907
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		1,885,000	1,808,623
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		425,000	382,521
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,065,000	1,205,979
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	453,164
Enbridge, Inc. unsec. sub. FRB 8.50%, 1/15/84 (Canada)		200,000	219,702
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)		320,000	324,236
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		200,000	195,783
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		4,075,000	3,978,451
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	198,925
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		650,000	634,020
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	232,971
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		665,000	732,111
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		2,285,000	2,545,387
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,128,000	1,094,793
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		430,000	421,275
Sempra jr. unsec. sub. bonds 6.875%, 10/1/54		100,000	101,257
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	477,269
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		1,173,000	1,213,904
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		1,795,000	1,815,878
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		1,420,000	1,475,867
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,416,402
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		2,150,000	2,289,223

			23,590,648

Total corporate bonds and notes (cost $771,355,721)			$772,889,481

SENIOR LOANS (6.6%)(a)(c)
	Principal amount	Value
Basic materials (1.3%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.097%, 11/23/27	$2,022,457	$1,954,199
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.36%, 4/30/28	910,431	877,332
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.784%, 3/15/30	2,445,000	2,218,838
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	2,085,026	1,979,284
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.861%, 10/16/28	1,046,066	1,046,720
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	878,363	884,950
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	1,812,072	1,822,265
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	1,124,278	1,106,813
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.497%, 9/22/28	437,755	439,725

		12,330,126
Capital goods (0.5%)
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.861%, 10/19/28	1,751,848	1,759,635
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	638,885	640,556
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	2,551,647	2,563,474

		4,963,665
Communication services (0.3%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.747%, 9/13/29	1,326,675	1,293,840
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.611%, 8/2/29	1,825,670	1,822,557

		3,116,397
Consumer cyclicals (1.6%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.361%, 8/21/28	600,684	599,783
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	405,000	405,472
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.087%, 1/27/29	2,173,333	2,172,768
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 9.252%, 1/27/31	2,285,000	2,219,695
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.14%, 5/30/31	1,012,395	986,164
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	1,481,286	1,483,663
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	1,768,271	1,697,549
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.097%, 1/29/28	1,301,861	1,295,626
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	1,410,000	21,150
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	1,097,215	1,094,203
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.497%, 3/7/31	897,750	899,043
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.502%, 10/19/29	1,674,763	1,667,042

		14,542,158
Consumer staples (0.5%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.097%, 11/18/29	1,570,000	1,515,380
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.097%, 12/15/27	1,497,058	1,500,254
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.997%, 3/27/28	1,778,656	1,791,996

		4,807,630
Energy (0.2%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.585%, 12/31/30	1,638,012	1,645,179

		1,645,179
Health care (0.6%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.662%, 5/5/27	1,986,607	1,963,016
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	2,443,000	2,442,389
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 10/23/28	1,191,774	1,196,082

		5,601,487
Technology (1.0%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	2,286,074	2,288,268
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.002%, 5/8/31	1,530,000	1,533,825
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.747%, 12/1/27	669,288	672,959
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	1,745,000	1,737,113
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.997%, 10/5/28	1,712,686	1,715,007
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	1,600,771	1,606,310

		9,553,482
Transportation (0.6%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	2,428,750	2,516,197
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.775%, 6/4/29	1,135,000	1,130,505
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	1,815,450	1,823,955

		5,470,657

Total senior loans (cost $63,313,141)		$62,030,781

CONVERTIBLE BONDS AND NOTES (2.5%)(a)
	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$76,227
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	20,000	25,279
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	47,000	54,685
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	32,000	42,272
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	925,000	955,676

		1,154,139
Communication services (—%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	48,000	36,902

		36,902
Consumer cyclicals (0.4%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,511,138
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	33,000	28,240
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	39,000	80,989
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	47,000	70,400
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	38,000	37,715
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	53,000	58,532
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	1,285,000	1,480,127
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	28,000	28,473
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	12,000	39,923
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	74,151

		3,409,688
Consumer staples (0.7%)
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	1,185,000	1,406,121
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	83,000	66,953
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,363,927
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	24,000	22,332
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,115,000	1,924,650
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	1,944,000	2,367,403
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	63,000	66,074
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	72,090

		7,289,550
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	793,500
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	51,000	61,825

		855,325
Financials (0.3%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29	37,000	40,885
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	1,896,000	2,489,448

		2,530,333
Health care (0.1%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	37,000	42,384
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	39,000	38,503
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	15,000	15,960
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	86,000	76,454
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	69,000	62,976
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	33,000	31,994
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	32,000	40,688
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	19,000	21,019
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	28,000	44,184
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	42,000	63,767
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	31,000	32,414
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	18,000	21,419
TransMedics Group, Inc. cv. sr. unsec. sub. notes 1.50%, 6/1/28	18,000	35,051

		526,813
Technology (0.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	38,000	39,645
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	44,000	60,267
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	51,688
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	33,000	31,618
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	18,228
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	17,000	30,031
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	17,000	27,547
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	97,000	105,100
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	36,000	35,577
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	55,000	56,898
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	50,000	62,600
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	71,000	65,611
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	89,000	92,013
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	637,000	984,643
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	3,000	10,916
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	1,194,000	1,419,070
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	43,000	47,257
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	35,000	37,695
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	56,730
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	1,660,000	2,223,570
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	81,326
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	43,000	37,991
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	31,000	38,905
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	78,000	30,124
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	20,000	18,490

		5,663,540
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	37,000	38,998
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	32,000	66,720
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	1,713,000	1,829,912
PPL Capital Funding, Inc. company guaranty cv. sr. unsec. notes 2.875%, 3/15/28	37,000	38,415
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	32,000	34,728

		2,008,773

Total convertible bonds and notes (cost $22,362,842)		$23,475,063

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	29,154	$1,860,026
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	175,820
Chart Industries, Inc. $0.00 cv. pfd.	35,272	1,763,248
NextEra Energy, Inc. $3.65 cv. pfd.(NON)	44,555	2,358,294
NextEra Energy, Inc. $3.46 cv. pfd.	2,288	103,097

Total convertible preferred stocks (cost $5,737,493)		$6,260,485

COMMON STOCKS (0.5%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	26,825	$1,161,791
Jackson Financial, Inc. (Preference)	10,000	264,000
Permian Resources Corp.	91,865	1,308,158
Viking Holdings, Ltd. (Bermuda)(NON)	71,600	2,402,180

Total common stocks (cost $4,105,908)		$5,136,129

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.25%, 5/15/50	$1,866,000	$980,889

Total U.S. treasury obligations (cost $897,707)		$980,889

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$216,400
Brunswick Corp/DE $6.625 pfd.	3,700	91,205
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP (R )	4,000	99,480
SCE Trust VII $7.50 pfd.	10,000	263,900

Total preferred stocks (cost $646,484)		$670,985

SHORT-TERM INVESTMENTS (5.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.44%(AFF)	Shares	51,952,076	$51,952,076
U.S. Treasury Bills 5.174%, 11/19/24(SEGSF)		$400,000	395,739

Total short-term investments (cost $52,347,655)			$52,347,815
TOTAL INVESTMENTS

Total investments (cost $920,766,951)			$923,791,628

	FORWARD CURRENCY CONTRACTS at 8/31/24 (aggregate face value $24,074,787) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/18/24	$486,578	$481,182	$(5,396)
	Barclays Bank PLC
		Euro	Buy	9/18/24	1,336,513	1,315,345	21,168
	Citibank, N.A.
		Euro	Sell	9/18/24	1,901,735	1,880,781	(20,954)
	Goldman Sachs International
		Euro	Sell	9/18/24	751,049	742,759	(8,290)
	JPMorgan Chase Bank N.A.
		Euro	Sell	9/18/24	429,392	424,625	(4,767)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	9/18/24	158,013	153,614	(4,399)
		Euro	Sell	9/18/24	7,366,252	7,270,039	(96,213)
	NatWest Markets PLC
		Euro	Sell	9/18/24	964,860	954,248	(10,612)
	State Street Bank and Trust Co.
		British Pound	Sell	9/18/24	2,109,209	2,051,040	(58,169)
		Euro	Sell	9/18/24	8,233,994	8,119,751	(114,243)
	Toronto-Dominion Bank
		Euro	Buy	9/18/24	120,677	119,266	1,411
	UBS AG
		Euro	Sell	9/18/24	577,943	562,137	(15,806)

	Unrealized appreciation						22,579

	Unrealized (depreciation)						(338,849)

	Total						$(316,270)
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 42 Index	B+/P	$(1,170,884)	$17,143,000	$1,226,170	6/20/29	500 bp — Quarterly	$229,097

	Total		$(1,170,884)					$229,097
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $935,175,176.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$55,266,657	$180,731,244	$184,045,825	$2,376,688	$51,952,076

	Total Short-term investments	$55,266,657	$180,731,244	$184,045,825	$2,376,688	$51,952,076
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $372,702.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,341,918 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $338,849 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $372,702 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,161,791	$—	$—
Consumer cyclicals	2,402,180	—	—
Energy	1,308,158	—	—
Financials	264,000	—	—

Total common stocks	5,136,129	—	—
Convertible bonds and notes	—	23,475,063	—
Convertible preferred stocks	2,637,211	3,623,274	—
Corporate bonds and notes	—	772,889,481	—
Preferred stocks	670,985	—	—
Senior loans	—	62,030,781	—
U.S. treasury obligations	—	980,889	—
Short-term investments	—	52,347,815	—

Totals by level	$8,444,325	$915,347,303	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(316,270)	$—
Credit default contracts	—	1,399,981	—

Totals by level	$—	$1,083,711	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$26,500,000
Centrally cleared credit default contracts (notional)	$17,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com